Accounts, other receivables, and publisher advance	6 Months Ended
Feb. 28, 2023
Accounts Other Receivables And Publisher Advance
Accounts, other receivables, and publisher advance

6. Accounts, other receivables, and publisher advance

(a)	Accounts and other receivables

The Company’s accounts and other receivables are comprised of the following:

	February 28, 2023	August 31, 2022
	$	$

Trade accounts receivable	7,445,121	9,750,619
Other receivables	4,429	9,028
Allowance for doubtful accounts	(1,181,740)	(1,355,638)
	6,267,810	8,404,009

A continuity of the Company’s allowance for doubtful accounts is as follows:

	2023	2022
	$	$

Balance, August 31,	(1,355,638)	(1,084,305)
Provision, bad debt expense	(205,542)	-
Write-offs	379,440	-
Balance, February 28,	(1,181,740)	(1,084,305)

(b)	Publisher advance

On February 7, 2021, the Company’s subsidiary Frankly Media LLC, amended its commercial agreement with its largest publisher, which secured a long-term extension. The contract is expected to go through January 2024. One of the key terms of the amended agreement required the Company to advance $6 million of revenue sharing payments to the publisher under the following schedule:

(i)	$4 million within one day of execution of the amendment;
(ii)	$1 million on or before February 28, 2021; and
(iii)	$1 million on or before March 31, 2021.

GameSquare Holdings, Inc.

(formerly Engine Gaming & Media, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2023, and 2022

(Unaudited)

(Expressed in United States Dollars)

The advance is to be recouped through additional withholding on future advertising revenue share payments made to the publisher, beyond Frankly’s share, and is effective for amounts billed for periods February 1, 2021, forward.

As of February 28, 2023, $6 million had been advanced to the publisher and $5,882,677 had been recouped through the process explained above. As of February 28, 2023, a net amount of $117,323 was outstanding on the advance.

The breakout of the publisher advance into current and non-current portions is based on an estimate of advertising billings over the next twelve months and the resulting additional withholding on the related advertising revenue share payments.